STOCKHOLDERS' EQUITY (DEFICIT) (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Equity [Abstract]
Warrants outstanding, beginning of period	585,739	45,787,219	26,041,160
Warrants granted		2,146,836	22,223,058
Warrants exercised	(486,684)	(42,076,668)	(2,476,999)
Warrants outstanding, end of period	99,055	585,739	45,787,219
Warrants exercisable, end of period	99,055	5,857,386	45,037,219
Warrants outstanding, beginning of period, weighted average exercise price	$ 2.40	$ 0.22	$ 0.19
Warrants granted, weighted average exercise price		0.25	0.25
Warrants exercised, weighted average exercise price	2.50	0.21	0.16
Warrants outstanding, end of period, weighted average exercise price	1.91	2.40	0.22
Warrants exercisable, end of period, weighted average exercise price	$ 1.91	$ 0.24	$ 0.22